Note 21 - Segmented Information - Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 3,745,835	$ 3,249,072
Depreciation and amortization	110,140	98,965
Operating earnings	219,026	201,642
Other income, net	146	23,399
Interest expense, net	(25,191)	(16,036)
Income taxes	48,974	52,875
Net earnings	145,007	156,130
Total assets	2,774,514	2,509,023
Total additions to long lived assets	211,162	335,978
Income taxes	(48,974)	(52,875)
FirstService Residential Segment [Member]
Revenues	1,772,258	1,585,431
Depreciation and amortization	28,611	28,470
Operating earnings	138,873	127,297
Other income, net
Interest expense, net
Income taxes
Net earnings
Total assets	836,691	805,351
Total additions to long lived assets	56,354	74,968
Income taxes
FirstService Brands Segment [Member]
Revenues	1,973,577	1,663,641
Depreciation and amortization	81,439	70,404
Operating earnings	111,638	106,579
Other income, net
Interest expense, net
Income taxes
Net earnings
Total assets	1,931,847	1,698,257
Total additions to long lived assets	152,960	258,975
Income taxes
Corporate Segment [Member]
Revenues	0	0
Depreciation and amortization	90	91
Operating earnings	(31,485)	(32,234)
Other income, net
Interest expense, net
Income taxes
Net earnings
Total assets	5,976	5,415
Total additions to long lived assets	1,848	2,035
Income taxes